Nationwide Global Equity Fund Summary Prospectus March 1, 2015

Class/Ticker A GGEAX C GGECX Institutional Class GGEIX Institutional Service Class GGESX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2015, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 39 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 93 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses[1]	0.48%	0.50%	0.43%	0.34%
Total Annual Fund Operating Expenses	1.48%	2.25%	1.18%	1.09%
Fee Waiver/Expense Reimbursement[2]	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.34%	2.11%	1.04%	0.95%

1	“Other Expenses” has been restated to reflect current fees.
2	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.95% until February 29, 2016. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. Information about administrative services fees can be found in “Investing with Nationwide Funds” on page 42 of the Prospectus.

SP-GEQ (3/15)

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$704	$1,003	$1,324	$2,230
Class C shares	314	690	1,192	2,574
Institutional Service Class shares	106	361	636	1,419
Institutional Class shares	97	333	587	1,316

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$214	$690	$1,192	$2,574

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.77% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of U.S. and foreign issuers, although the Fund is not limited to purchasing dividend-paying securities only, and may invest in stocks that provide little to no dividend income, but which offer the potential for capital growth. The Fund may purchase stocks of U.S. and foreign companies of any size, including small-cap and mid-cap companies and which are located in either developed countries or emerging market countries. The Fund also may invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. In addition, these derivatives may be used for investment (non-hedging) purposes to earn income, to enhance returns, to replace more traditional direct investments, to obtain exposure to certain markets, or to establish net short positions for individual currencies. The Fund’s subadviser, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if, in the subadviser’s opinion, economic and business conditions warrant such investments. The Fund invests its assets in investments that are tied economically to a number of countries throughout the world, including the United States.

In the global universe, the subadviser uses a disciplined price-to-intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between what the subadviser believes is a security’s fundamental value and its market price. The Fund generally will sell a security when the subadviser believes it has reached a target price, fails to perform as expected by the subadviser, or when the subadviser believes other opportunities appear more attractive.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Country risk – if the Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or

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economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Derivatives risk – the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying currency or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying stock.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The Fund commenced operations on November 19, 2012 as the result of a reorganization in which the Fund acquired all of the assets, subject to stated liabilities, of the UBS Global Equity Fund, a former series of The UBS Funds (the “Predecessor Fund”). Therefore, the returns presented for the Fund prior to that date reflect the historical performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Institutional Class Shares

(Years Ended December 31,)

Best quarter:     26.01% – 2nd qtr. 2009

Worst quarter:     -22.99% – 4th qtr. 2008

After-tax returns are shown in the table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Institutional Service Class shares is November 21, 2012. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Institutional Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Institutional Class shares.

Average Annual Total Returns

For the Periods Ended December 31, 2014

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-5.86%	6.54%	4.33%
Class C shares – Before Taxes	-1.89%	7.01%	4.16%
Institutional Class shares – Before Taxes	0.22%	8.11%	5.24%
Institutional Class shares – After Taxes on Distributions	-0.09%	7.73%	4.79%
Institutional Class shares – After Taxes on Distributions and Sales of Shares	0.56%	6.48%	4.14%
Institutional Service Class shares – Before Taxes	0.19%	8.07%	5.22%
MSCI World Free Index (The Index does not pay sales charges, fees, expenses or taxes.)	4.94%	10.20%	6.03%

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Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Nick Irish, ASIP	Head of Global Equities, UBS Global AM	Since 2010
Charles Burbeck	Co-Head of Global Equity Portfolios, UBS Global AM	Since 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Institutional Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Institutional Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders To Purchase or Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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